Schedule of amount receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade receivables	$ 6,372	$ 3,265
Other miscellaneous receivables	92	102
Amount receivables	$ 6,464	$ 3,367